SHARE CAPITAL AND RESERVES - legacy stock options outstanding (Details) - Legacy stock option	Nov. 30, 2021 Options $ / shares	Nov. 30, 2020 Options	Nov. 30, 2019 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	1,538,020	2,275,941	2,557,741
Options exercisable at the end	1,340,332
3.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	100,000
Options exercisable at the end	100,000
Exercise price | $ / shares	$ 3.21
5.85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	561,384
Options exercisable at the end	561,384
Exercise price | $ / shares	$ 5.85
12.63
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	250,000
Options exercisable at the end	208,334
Exercise price | $ / shares	$ 12.63
12.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	588,303
Options exercisable at the end	445,058
Exercise price | $ / shares	$ 12.96
8.37
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	38,333
Options exercisable at the end	25,556
Exercise price | $ / shares	$ 8.37